STOCK COMPENSATION PLAN - 10K	12 Months Ended
Dec. 31, 2015
Stock Compensation Plan [Abstract]
STOCK COMPENSATION PLAN
15. STOCK COMPENSATION PLAN
Revlon, Inc. maintains the Fourth Amended and Restated Revlon, Inc. Stock Plan (the "Stock Plan"), which provides for awards of stock options, stock appreciation rights, restricted or unrestricted stock and restricted stock units to eligible employees and directors of Revlon, Inc. and its affiliates, including Products Corporation. An aggregate of 6,565,000 shares are reserved for issuance as Awards under the Stock Plan, subject to the adjustment provisions of the Stock Plan. As of December 31, 2015, there were approximately 3.8 million shares remaining available under the Stock Plan for grant as stock options, stock appreciation rights, restricted or unrestricted stock and/or restricted stock units. In July 2014, the Stock Plan was amended to renew the Stock Plan for a 7-year renewal term expiring on April 14, 2021.

Stock options:
Non-qualified stock options granted under the Stock Plan are granted at prices that equal or exceed the fair market value of Revlon, Inc.'s Class A Common Stock on the grant date and have a term of 7 years. Option grants generally vest over service periods that range from 1 year to 4 years.

At December 31, 2015 and 2014, there were no options exercisable under the Stock Plan, and 800 exercisable at December 31, 2013.

There was no stock option activity for 2015. A summary of stock option activity for each of 2014 and 2013 is presented below:

	Stock Options (000's)	Weighted Average Exercise Price
Outstanding at January 1, 2013	8.1	$29.91
Forfeited and expired	(7.3)	30.17
Outstanding at January 1, 2014	0.8	27.50
Forfeited and expired	(0.8)	27.50
Outstanding at December 31, 2014	—	—

Restricted stock awards and restricted stock units:
The Stock Plan allows for awards of restricted stock and restricted stock units to employees and directors of Revlon, Inc. and its affiliates, including Products Corporation. The restricted stock awards granted under the Stock Plan vest over service periods that generally range from 3 years to 5 years. The Company granted 75,551 and 145,084 shares of restricted stock to certain executives in February 2015 and December 2015, respectively, which vest over a 5-year and 4-year period, respectively, with the first tranche vesting in March 2016. In 2014, the Company granted 693,378 shares of restricted stock to certain executives that vest over a 5-year period, which commenced in March 2015. In October 2013, the Company granted 120,000 shares of restricted common stock with a 3-year vesting period to an executive who ceased employment with the Company during 2014, with the final 40,000 shares vesting in October 2016.
A summary of the restricted stock and restricted stock unit activity for each of 2015, 2014 and 2013 is presented in the following table:

	Restricted Stock (000's)	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	—	$—
Granted	120.0	24.80
Outstanding at December 31, 2013	120.0	24.80
Granted	693.4	31.01
Vested(a)	(40.0)	24.80
Outstanding at December 31, 2014	773.4	30.37
Granted	220.6	29.46
Vested(a)	(171.7)	29.09
Forfeited	(57.5)	30.44
Outstanding at December 31, 2015	764.8	30.39

(a)
Of the amounts vested during 2015 and 2014, 82,740 and 22,328 shares, respectively, were withheld by the Company to satisfy certain grantees’ minimum withholding tax requirements, which withheld shares became Revlon, Inc. treasury stock and are not sold on the open market.

The Company recognizes non-cash compensation expense related to restricted stock awards and restricted stock units under the Stock Plan using the straight-line method over the remaining service period. The Company recorded compensation expense related to restricted stock awards under the Stock Plan of $5.1 million, $5.5 million and $0.2 million during 2015, 2014 and 2013, respectively. The total fair value of restricted stock and restricted stock units that vested during 2015 and 2014 was $5.0 million and $1.0 million, respectively. The deferred stock-based compensation related to restricted stock awards was $18.4 million at December 31, 2015 and will be amortized ratably to compensation expense over the remaining vesting period of 3.4 years.